    As filed with the Securities and Exchange Commission on October 25, 2001.
                                       Securities Act Registration No. 333-60784

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

  Pre-effective Amendment No.           Post-effective Amendment No. 1
                              ----
                        (Check appropriate box or boxes)

                              AIM INVESTMENT FUNDS
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                11 Greenway Plaza
                                    Suite 100
                                Houston, TX 77046
                  ---------------------------------------------
                    (Address of Principal Executive Offices)
                  Registrant's Telephone Number: (713) 626-1919

Name and Address of Agent for Service:    Copy to:

CAROL F. RELIHAN, ESQUIRE                 THOMAS H. DUNCAN, ESQUIRE
A I M Advisors, Inc.                      Ballard Spahr Andrews & Ingersoll, LLP
11 Greenway Plaza                         1225 17th Street
Suite 100                                 Suite 2300
Houston, TX 77046                         Denver, CO 80202

     Approximate Date of Proposed Reorganization: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

     It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b)(1)(v).

     No filing fee is due in reliance on Section 24(f) of the Investment Company Act of 1940.

     In accordance with the guidance provided in the comment letter to the registrants dated February 15, 1996, this Post-effective Amendment to Registration Statement on Form N-14 is being filed to file a copy of Exhibit 12, the opinion of Ballard Spahr Andrews & Ingersoll, LLP, supporting the tax matters and consequences to shareholders discussed in the prospectus previously filed under Registration No. 333-60784. This Post-effective Amendment consists of the facing page, this page, Item 16 from Part C of the Registration Statement marked to show revisions, a signature page, exhibit index and the exhibit described therein.

PART C. OTHER INFORMATION

Item 16.       Exhibits.

1                 (a)      Agreement and Declaration of Trust of Registrant,
                           dated May 7, 1998, was filed as an Exhibit to Post-effective Amendment No. 55, on August 26, 1998, and is hereby incorporated by reference.

                  (b) First Amendment to Agreement and Declaration of Trust of Registrant, dated August 12, 1998, was filed as an Exhibit to Post-effective Amendment No. 56, on December 30, 1998, and is hereby incorporated by reference.

                  (c) Second Amendment to Agreement and Declaration of Trust of Registrant, dated December 10, 1998, was filed as an Exhibit to Post-effective Amendment No. 57, on February 22, 1999, and is hereby incorporated by reference.

                  (d) Third Amendment to Agreement and Declaration of Trust of Registrant, dated February 4, 1998, was filed as an Exhibit to Post-effective Amendment No. 58, on February 24, 2000, and is hereby incorporated by reference.

                  (e) Fourth Amendment to Agreement and Declaration of Trust of Registrant, dated February 16, 1999, was filed as an Exhibit to Post-effective Amendment No. 58, on February 24, 2000, and is hereby incorporated by reference.

                  (f) Fifth Amendment to Agreement and Declaration of Trust of Registrant, dated February 11, 2000, was filed as an Exhibit to Post-effective Amendment No. 59 on February 28, 2001, and is hereby incorporated by reference.

                  (g) Amendment No. 6 to Agreement and Declaration of Trust of Registrant, dated May 24, 2000, was filed as an Exhibit to Post-effective Amendment No. 59 on February 28, 2001, and is hereby incorporated by reference.

                  (h) Amendment No. 7 to Agreement and Declaration of Trust of Registrant, dated June 12, 2000, was filed as an Exhibit to Post-effective Amendment No. 59 on February 28, 2001, and is hereby incorporated by reference.

                  (i) Amendment No. 8 to Agreement and Declaration of Trust of Registrant, dated June 19, 2000, was filed as an Exhibit to Post-effective Amendment No. 59 on February 28, 2001, and is hereby incorporated by reference.

                  (j) Amendment No. 9 to Agreement and Declaration of Trust of Registrant, dated December 5, 2000, was filed as an Exhibit to Post-effective Amendment No. 59 on February 28, 2001, and is hereby incorporated by reference.

2                 (a)      (1) Amended and Restated By-Laws of Registrant,
                           adopted effective May 7, 1998, amended December 10,
                           1998, was filed as an Exhibit to Post-effective
                           Amendment No. 58 on February 24, 2000, and is hereby incorporated by reference.

                           (2) First Amendment to Amended and Restated By-Laws of Registrant, dated June 15, 1999, was filed as an Exhibit to Post-effective Amendment No. 58 on February 24, 2000, and is hereby incorporated by reference.

3                          Voting Trust Agreements - None.


4 Form of Agreement and Plan of Reorganization was filed electronically as Appendix I to the Combined Proxy Statement and Prospectus contained in the Registration Statement on Form N-14 filed on May 11, 2001, and is hereby incorporated by reference.


5 Articles II, VI, VII, VIII and IX of the Agreement and Declaration of Trust, as amended, and Articles IV, V, VI, VII and VIII of the By-Laws, which define the rights of holders of shares were both filed electronically as an Exhibit to Post-effective Amendment No. 55 on August 26, 1998, and are hereby incorporated by reference.

6                 (a)      Second Amended and Restated Investment Management and
                           Administration Contract, dated June 12, 2000, between
                           Registrant and A I M Advisors, Inc. was filed as an
                           Exhibit to Post-effective Amendment No. 59 on
                           February 28, 2001, and is hereby incorporated by reference.

                  (b) Amended and Restated Administration Contract, dated September 11, 2000, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 59 on February 28, 2001, and is hereby incorporated by reference.

                  (c) Second Amended and Restated Investment Management and Administration Contract, dated September 11, 2000, between Global Investment Portfolio and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 59 on February 28, 2001, and is hereby incorporated by reference.

                  (d) Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 59 on February 28, 2001, and is hereby incorporated by reference.

                  (e) Sub-Advisory Contract, dated December 14, 1998, between A I M Advisors, Inc. and INVESCO (NY), Inc. with respect to Registrant's AIM Strategic Income Fund was filed as an Exhibit to Post-effective Amendment No. 58, on February 24, 2000, and is hereby incorporated by reference.

                  (f) Second Amended and Restated Sub-Advisory Contract, dated March 22, 2000, between A I M Advisors, Inc. and INVESCO Asset Management Limited with respect to Registrant's AIM Developing Markets Fund and AIM Latin American Growth Fund was filed electronically as an Exhibit to Post-effective Amendment No. 59 on February 28, 2001, and is hereby incorporated by reference.

7                 (a)      First Amended and Restated Master Distribution
                           Agreement, dated July 1, 2000, between Registrant and
                           A I M Distributors, Inc., with respect to Class A and
                           Class C shares was filed electronically as an Exhibit to Post-effective Amendment No. 59 on February 28,
                           2001, and is hereby incorporated by reference.

                  (b) First Amended and Restated Master Distribution Agreement, dated December 31, 2000, between Registrant and A I M Distributors, Inc., with respect to Class B shares was filed electronically as an Exhibit to Post-effective Amendment No. 59 in February 28, 2001, and is hereby incorporated by reference.

                  (c) Form of Selected Dealer Agreement between and A I M Distributors, Inc. and selected dealers was filed as an Exhibit to Post-effective Amendment No. 57 on February 22, 1999, and is hereby incorporated by reference.

                  (d) Form of Selected Dealer Agreement for Investment Companies Managed by A I M Advisors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 59 on February 28, 2001, and is hereby incorporated by reference.

                  (e)      Form of Bank Selling Group Agreement between and
                           A I M Distributors, Inc. and banks was filed as an Exhibit to Post-effective Amendment No. 57 on February 22, 1999, and is hereby incorporated by reference.

8                          Agreements Concerning Officers and Directors/Trustees
                           Benefits - None.

9                 (a)      (1) Master Custodian Contract, dated May 1, 2000,
                           between Registrant and State Street Bank and Trust
                           Company was filed electronically as an Exhibit to Post-effective Amendment No. 59 on February 28, 2001, and is hereby incorporated by reference.

                           (2) Amendment, dated May 1, 2000, to Custodian Contract, dated May, 1, 2000, between Registrant and State Street Bank and Trust Company was filed electronically as an Exhibit to Post-effective Amendment No. 59 on February 28, 2001, and is hereby incorporated by reference.

10                (a)      Second Amended and Restated Master Distribution Plan
                           of Registrant, effective as of July 1, 2000, with respect to Class A and Class C shares was filed electronically as an Exhibit to Post-effective
                           Amendment No. 59 on February 28, 2001, and is hereby incorporated by reference.

                  (b) First Amended and Restated Master Distribution Plan, effective as of December 31, 2000, with respect to Class B shares was filed electronically as an Exhibit to Post-effective Amendment No. 59 on February 28, 2001, and is hereby incorporated by reference.

                  (c) (1) Form of Shareholder Service Agreement to be used in connection with Registrant's Master Distribution Plan was filed as an Exhibit to Post-effective Amendment No. 57 on February 22, 1999, and is hereby incorporated by reference.

                           (2) Form of Bank Shareholder Service Agreement to be used in connection with Registrant's Master Distribution Plan was filed as an Exhibit to Post-effective Amendment No. 57 on February 22, 1999, and is hereby incorporated by reference.

                           (3) Form of Variable Group Annuity Contractholder Service Agreement was filed electronically as an Exhibit to Post-effective Amendment No. 59 on February 28, 2001, and is hereby incorporated by reference.

                           (4) Form of Service Agreement for Bank Trust
                           Department and for Broker to be used in connection with Registrant's Master Distribution Plan was filed as an Exhibit to Post-effective Amendment No. 57 on February 22, 1999, and is hereby incorporated by reference.

                           (5) Form of Agency Pricing Agreement to be used in connection with Registrant's Master Distribution Plan was filed as an Exhibit to Post-effective Amendment No. 57 on February 22, 1999, and is hereby incorporated by reference.

                           (6) Form of Shareholder Service Agreement for Shares of the Mutual Funds was filed electronically as an Exhibit to Post-effective Amendment No. 59 on February 28, 2001, and is hereby incorporated by reference.

                  (d) (1) Rule 18f-3 Multiple Class Plan was filed electronically as an Exhibit to Post-effective Amendment No. 55 on August 26, 1998, and is hereby incorporated by reference.

                           (2) Multiple Class Plan of Registrant, AIM Growth Series and AIM Series Trust, effective February 4, 2000 was filed electronically as an Exhibit to Post-effective Amendment No. 59 on February 28, 2001, and is hereby incorporated by reference.


11                (a)      Opinion and Consent of Ballard Spahr Andrews &
                           Ingersoll, LLP, as to the legality of the securities being registered was filed electronically as an Exhibit to the Registration Statement on Form N-14 filed on May 11, 2001, and is hereby incorporated by reference.



                  (b) Opinion and Consent of Potter Anderson & Coroon was filed electronically as an Exhibit to the Registration Statement on Form N-14 filed on May 11, 2001, and is hereby incorporated by reference.



12 Opinion of Ballard Spahr Andrews & Ingersoll, LLP, supporting the tax matters and consequences to shareholders is filed herewith electronically.


13                (a)      (1) Transfer Agency and Service Agreement, dated
                           September 8, 1998, between Registrant and A I M Fund
                           Services, Inc. was filed as an Exhibit to Post-effective Amendment No. 56 on December 30, 1998, and is hereby incorporated by reference.

                           (2) Amendment No. 1, dated March 1, 1999, to Transfer Agency and Services Agreement, dated September 8, 1998, between Registrant and A I M Fund Services, Inc. was filed as an Exhibit to Post-effective Amendment No. 58, on February 24, 2000, and is hereby incorporated by reference.

                           (3) Amendment No. 2, dated July 1, 1999, to Transfer Agency and Services Agreement, dated September 8, 1998, between Registrant and A I M Fund Services, Inc. was filed as an Exhibit to Post-effective Amendment No. 58, on February 24, 2000, and is hereby incorporated by reference.

                           (4) Amendment No. 3, dated July 1, 1999, to Transfer Agency and Services Agreement, dated September 8, 1998, between Registrant and A I M Fund Services, Inc. was filed as an Exhibit to Post-effective Amendment No. 58, on February 24, 2000, and is hereby incorporated by reference.

                           (5) Amendment No. 4, dated February 11, 2000, to Transfer Agency and Services Agreement, dated September 8, 1998, between Registrant and A I M Fund Services, Inc. was filed as an Exhibit to Post-effective Amendment No. 58, on February 24, 2000, and is hereby incorporated by reference.

                           (6) Amendment No. 5, dated July 1, 2000, to Transfer Agency and Services Agreement, dated September 8, 1998, between Registrant and A I M Fund Services, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 59 on February 28, 2001, and is hereby incorporated by reference.

                  (b) (1) Remote Access and Related Services Agreement, dated as of December 23, 1994, was filed as an Exhibit to Post-effective Amendment No. 55 on August 26, 1998, and is hereby incorporated by reference.

                           (2) Amendment No. 1, dated October 4, 1995, to the Remote Access and Related Services Agreement, dated as of December 23, 1994, was filed as an Exhibit to Post-effective Amendment No. 55 on August 26, 1998, and is hereby incorporated by reference.

                           (3) Addendum No. 2, dated October 12, 1995, to the Remote Access and Related Services Agreement, dated as of December 23, 1994, was filed as an Exhibit to Post-effective Amendment No. 55 on August 26, 1998, and is hereby incorporated by reference.

                           (4) Amendment No. 3, dated February 1, 1997, to the Remote Access and Related Services Agreement, dated as of December 23, 1994, was filed as an Exhibit to Post-effective Amendment No. 55 on August 26, 1998, and is hereby incorporated by reference.

                           (5) Exhibit 1, effective as of August 4, 1997, to the Remote Access and Related Services Agreement, dated as of December 23, 1994, was filed as an Exhibit to Post-effective Amendment No. 55 on August 26, 1998, and is hereby incorporated by reference.

                           (6) Preferred Registration Technology Escrow
                           Agreement, dated September 10, 1997, was filed as an Exhibit to Post-effective Amendment No. 55 on August 26, 1998, and is hereby incorporated by reference.

                           (7) Amendment No. 4, dated June 30, 1998, to the Remote Access and Related Services Agreement, dated December 23, 1994, was filed as an Exhibit to Post-effective Amendment No. 56 on December 30, 1998, and is hereby incorporated by reference.

                           (8) Amendment No. 5, dated July 1, 1998, to the Remote Access and Related Services Agreement, dated December 23, 1994, was filed as an Exhibit to Post-effective Amendment No. 56 on December 30, 1998, and is hereby incorporated by reference.

                           (9) Amendment No. 6, dated August 30, 1999, to the Remote Access and Related Services Agreement for IMPRESSNET--Trademark-- Services, dated December 23, 1994, between Registrant and FIRST DATA INVESTOR SERVICES GROUP, INC. was filed electronically as an Exhibit to Post-effective Amendment No. 59 on February 28, 2001 and is hereby incorporated by reference.

                           (10) Amendment No. 7, dated February 29, 2000, to the Remote Access and Related Services Agreement for IMPRESSPlus Forms Processing Software dated December 23, 1994, between Registrant and FIRST DATA INVESTOR SERVICES GROUP, INC. (k/n/a PFPC Inc.) ("PFPC") was filed electronically as an Exhibit to Post-effective Amendment No. 59 on February 28, 2001, and is hereby incorporated by reference.

                           (11) Amendment No. 8, dated June 26, 2000, to the Remote Access and Related Services Agreement for AccessTA Services, dated December 23, 1994, between Registrant and PFPC was filed electronically as an Exhibit to Post-effective Amendment No. 59 on February 28, 2001, and is hereby incorporated by reference.

                           (12) Amendment No. 9, dated June 26, 2000, Restated and Amended Amendment No. 6 to the Remote Access and Related Services Agreement for IMPRESSNet--Trademark-- Services, dated December 23, 1994, between Registrant and PFPC was filed electronically as an Exhibit to Post-effective Amendment No. 59 on February 28, 2001, and is hereby incorporated by reference.

                           (13) Amendment No. 10, dated July 28, 2000, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and PFPC was filed electronically as an Exhibit to Post-effective Amendment No. 59 on February 28, 2001, and is hereby incorporated by reference.

                           (14) Amendment, dated August 22, 2000, to Amendment No. 9, dated June 26, 2000 to the Remote Access and Related Services Agreement for IMPRESSNET--Trademark-- Services, dated December 23, 1994, between Registrant and PFPC was filed electronically as an Exhibit to Post-effective Amendment No. 59 on February 28, 2001, and is hereby incorporated by reference.

                  (c) (1) Master Accounting Services Agreement, dated July 1, 1999, between Registrant and A I M Advisors, Inc. was filed as an Exhibit to Post-effective Amendment No. 58, on February 24, 2000, and is hereby incorporated by reference.

                           (2) Amendment No. 1, dated June 12, 2000, to Master Accounting Services Agreement, dated July 1, 1999, between Registrant and A I M Advisors, Inc., was filed electronically as an Exhibit to Post-effective Amendment No. 59 on February 28, 2001, and is hereby incorporated by reference.

                           (3) Amendment No. 2 dated June 19, 2000, to Master Accounting Services Agreement, dated July 1, 1999, between Registrant and A I M Advisors, Inc., was filed electronically as an Exhibit to Post-effective Amendment No. 59 on February 28, 2001, and is hereby incorporated by reference.

                           (4) Amendment No. 3, dated September 11, 2000, to Master Accounting Services Agreement, dated July 1, 1999, between Registrant and A I M Advisors, Inc., was filed electronically as an Exhibit to Post-effective Amendment No. 59 on February 28, 2001, and is hereby incorporated by reference.

                  (d) Memorandum of Agreement, dated June 19, 2000, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 59 on February 28, 2001, and is hereby incorporated by reference.

                  (e) Memorandum of Agreement, dated July 1, 2000, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 59 on February 28, 2001, and is hereby incorporated by reference.

                  (f) Memorandum of Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 59 on February 28, 2001, and is hereby incorporated by reference.

                  (g) Master Administrative Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 59 on February 28, 2001, and is hereby incorporated by reference.


14 Consent of PricewaterhouseCoopers, LLP, was filed electronically as an Exhibit to the Registration Statement on Form N-14 filed on May 11, 2001, and is hereby incorporated by reference.


15                         Omitted Financial Statements - None.

16                         Powers of Attorney - None.


17 Form of Proxy related to the Special Meeting of Shareholders of AIM Investment Funds was filed herewith electronically as an Exhibit to the Registration Statement on Form N-14 filed on May 11, 2001, and is hereby incorporated by reference.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-effective Amendment No. 1 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-effective Amendment on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Houston, State of Texas, on the 25th day of October, 2001.

                                       REGISTRANT: AIM INVESTMENT FUNDS

                                              By: /s/ ROBERT H. GRAHAM
                                                  ------------------------------
                                                  Robert H. Graham, President

     Pursuant to the requirements of the Securities Act of 1933, this Post-effective Amendment on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

         SIGNATURES                                     TITLE                          DATE
         ----------                                     -----                          ----

/s/ ROBERT H. GRAHAM                        Chairman, Trustee & President        October 25, 2001
----------------------------------          (Principal Executive Officer)
     (Robert H. Graham)

/s/ FRANK S. BAYLEY                                    Trustee                   October 25, 2001
----------------------------------
     (Frank S. Bayley)

/s/ BRUCE L. CROCKETT                                  Trustee                   October 25, 2001
----------------------------------
      (Bruce L. Crockett)

/s/ OWEN DALY II                                       Trustee                   October 25, 2001
----------------------------------
    (Owen Daly II)

/s/ ALBERT R. DOWDEN                                   Trustee                   October 25, 2001
----------------------------------
      (Albert R. Dowden)

/s/ EDWARD K. DUNN, JR.                                Trustee                   October 25, 2001
----------------------------------
      (Edward K. Dunn, Jr.)

/s/ JACK M. FIELDS                                     Trustee                   October 25, 2001
----------------------------------
   (Jack M. Fields)

/s/ CARL FRISCHLING                                    Trustee                   October 25, 2001
----------------------------------
    (Carl Frischling)

/s/ PREMA MATHAI-DAVIS                                 Trustee                   October 25, 2001
----------------------------------
      (Prema Mathai-Davis)

/s/ LEWIS F. PENNOCK                                   Trustee                   October 25, 2001
----------------------------------
      (Lewis F. Pennock)

/s/ RUTH H. QUIGLEY                                    Trustee                   October 25, 2001
----------------------------------
     (Ruth H. Quigley)

/s/ LOUIS S. SKLAR                                     Trustee                   October 25, 2001
----------------------------------
    (Louis S. Sklar)

                                             Vice President & Treasurer
/s/ DANA R. SUTTON                            (Principal Financial and           October 25, 2001
----------------------------------               Accounting Officer)
     (Dana R. Sutton)

                                  EXHIBIT INDEX

EXHIBIT
NUMBER                DESCRIPTION
-------               -----------

    12                Opinion of Ballard Spahr Andrews and Ingersoll, LLP, supporting the tax matters and consequences to shareholders.